INCOME TAX EXPENSE (Tax Rate Reconciliation) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAX EXPENSE [Abstract]
Income tax computed at applicable tax rates (25%)	$ (5,900)	(35,716)	(110,963)	(51,040)
Effect of different tax rates in different jurisdictions	(2,165)	(13,105)	(5,837)	(13,807)
Non-deductible expenses	125	757	191	(3,470)
Effect of expired tax losses	75	452
Other adjustments	(39)	(238)	(100)	(231)
Changes in valuation allowance	7,904	47,850	116,709	92,874
Income Tax Expense (Benefit), Total				24,326